Related Party Transactions and Balances - Schedule of Material Related Party Transactions (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Related party transactions [Member]
Related Party Transaction [Line Items]
Inventory purchased from related parties	$ 3,605,691	$ 1,540,805	$ 3,338,217
Loans to related parties	4,233,765	7,059,271	5,281,979
Others		545,190	242,087
Related party transactions [Member] | Jiangsu Youdi Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Inventory purchased from related parties	60,920
Related party transactions [Member] | Shanghai Mingli New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loans to related parties	4,020,797	4,025,374
Related party transactions [Member] | Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loans to related parties	138,648	2,776,120	5,134,618
Related party transactions [Member] | Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loans to related parties	51,956	232,891	123,078
Related party transactions [Member] | Jiangsu Youdi Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loans to related parties	21,157	21,231	20,827
Related party transactions [Member] | Jiangsu Youdi Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loans to related parties	1,207	3,655	3,456
Related party transactions [Member] | Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Collection of loans to related parties	2,483,432	3,738,045	4,589,944
Related party transactions [Member] | Shuang Wu [Member]
Related Party Transaction [Line Items]
Loans from related parties	2,288,670	619,746	675,067
Repayment of loans from related parties	741,767	249,851
Others		292,612	142,394
Related party transactions [Member] | Shuang Wu [Member]
Related Party Transaction [Line Items]
Others		252,578	99,693
Related party transactions with VIE and its subsidiaries [Member]
Related Party Transaction [Line Items]
Loans to related parties	33,830	24,566	29,419
Collection of loans to related parties			2,006,271
Loans from related parties	1,041,373	601,280	899,834
Repayment of loans from related parties	1,049,717	654,814	89,919
Others		2,211	62,551
Related party transactions with VIE and its subsidiaries [Member] | Jiangsu Youdi Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Collection of loans to related parties			141,896
Related party transactions with VIE and its subsidiaries [Member] | Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Collection of loans to related parties			1,417,776
Related party transactions with VIE and its subsidiaries [Member] | Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Inventory purchased from related parties	2,207,674	1,135,273	2,179,826
Related party transactions with VIE and its subsidiaries [Member] | Jiangsu Xinzhongtian Suye Co., Ltd. [Member]
Related Party Transaction [Line Items]
Inventory purchased from related parties	1,398,017	299,343	1,158,391
Loans from related parties	674,302	538,567
Repayment of loans from related parties	669,449	538,567
Related party transactions with VIE and its subsidiaries [Member] | Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Inventory purchased from related parties		106,189
Related party transactions with VIE and its subsidiaries [Member] | Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loans to related parties			4,253
Collection of loans to related parties			446,599
Related party transactions with VIE and its subsidiaries [Member] | Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loans to related parties	33,830	24,566	25,166
Related party transactions with VIE and its subsidiaries [Member] | Yan Fang [Member]
Related Party Transaction [Line Items]
Loans from related parties	367,071	62,713	69,726
Repayment of loans from related parties	380,268	116,247	14,266
Related party transactions with VIE and its subsidiaries [Member] | Xie Huiyan [Member]
Related Party Transaction [Line Items]
Loans from related parties			830,108
Related party transactions with VIE and its subsidiaries [Member] | Huiyan Xie [Member]
Related Party Transaction [Line Items]
Repayment of loans from related parties			75,653
Related party transactions with VIE and its subsidiaries [Member] | Nanjing Mingfeng Technology Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Others		1,485	35,846
Related party transactions with VIE and its subsidiaries [Member] | Nanjing Mingfeng Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Others		$ 726	$ 26,705